Property and Equipment	12 Months Ended
Mar. 31, 2014
Property and Equipment [Abstract]
Property and Equipment
Note 4. Property and Equipment

Property and equipment consist of the following:

	March 31,
	2014	2013
Cryogenic shippers	$1,037,286	$962,565
Furniture and fixtures	30,746	30,746
Machinery and equipment	386,731	380,526
Leasehold improvements	30,913	30,913
	1,485,676	1,404,750
Less accumulated depreciation and amortization	(1,076,784)	(899,265)
	$408,892	$505,485

Total depreciation and amortization expense related to property and equipment amounted to $219,400 and $281,700 for the years ended March 31, 2014 and 2013, respectively.